21. Taxes payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Taxes Payable
PIS and COFINS		R$ 23,647	R$ 39,133
Installment payments - PRT and PERT	[1]	41,641	2,117
Withholding income tax on salaries		33,011	54,649
ICMS		472	424
IRPJ and CSLL payable		13	9,496
Other		7,192	10,788
Total		105,976	116,607
Current		73,614	116,523
Non-current		R$ 32,362	R$ 84

[1]	In the fiscal year ended December 31, 2020, the Company made the installment of PIS and COFINS contributions in the ordinary amount totaling R$43,945, for a period of 60 months, having already paid this year the total of R$4,443, including interest.